EQUITY	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Equity [Abstract]
EQUITY

NOTE 7. EQUITY

Amendment to Articles of Incorporation and reverse stock split

On May 8, 2019, the Company filed a Certificate of Amendment with the Nevada Secretary of State whereby it amended Article IV of its Articles of Incorporation by decreasing the Company’s authorized number of shares of common stock from 10,000,000,000 shares to 1,000,000,000 shares and decreasing its issued and outstanding shares of common stock at a ratio of 10 shares for every 1 share held (“10-1 Reverse Split”) (see Note 1). All share and per share information in these consolidated financial statements retroactively reflect this stock distribution.

Preferred stock

The Company is authorized to issue 20,000,000 shares of preferred stock at a par value of $0.0001.

As of April 30, 2019, and July 31, 2018, no preferred shares were issued and outstanding.

Common stock

The Company is authorized to issue 1,000,000,000 shares of common stock at a par value of $0.0001 at April 30, 2019.

During the nine months ended April 30, 2019, the Company issued 20,245,519 shares of common stock, as follows:

•	10,490,362 shares of common stock for cash of $2,098,073 to Agel Enterprise International Sdn Bhd, who is a related party, at a price of $0.02 per share.
•	8,972,209 shares of common stock issued for $3,882,938 of digital currency (see Note 4)
•	782,948 shares of common stock issued valued at $6,805,297 for employee compensation

On October 29, 2018, a shareholder of the Company canceled 20,000 shares of common stock without consideration for such cancelation.

As of April 30, 2019, and July 31, 2018, 89,812,036 and 69,586,517 shares of the Company’s common stock were issued and outstanding, respectively.

NOTE 7. EQUITY

Preferred stock

The Company is authorized to issue 20,000,000 shares of preferred stock at a par value of $0.0001.

As of July 31, 2018, and 2017, no preferred shares were issued and outstanding.

Common stock

The Company is authorized to issue 10,000,000,000 shares of common stock at a par value of $0.0001.

On June 10, 2017, the Board of Directors unanimously adopted resolutions authorizing the increase of the Company’s authorized number of shares of common stock from one hundred million (100,000,000) shares to ten billion (10,000,000,000) shares and increased the number of the Company’s total issued and outstanding shares of common stock by conducting a forward split at the rate of fifty (50) shares for every one (1) (50:1) share currently issued and outstanding (the “Forward Split”). The Forward Split became effective in the market on September 11, 2017 following approval by the FINRA.

During the year ended July 31, 2018, the Company issued common stock, as follows:

•	84,029,292 shares of common stock for $842,209 to Toga Capital, a company that is partially owned by an officer and director of the Company, at a price of $0.01 per share.
•	15,335,515 shares of common stock with a fair value of $2,453,683 as settlement of a note payable due to a related party of $152,973 and accrued interest of $383.
•	23,882,770 shares of common stock with a fair value of $11,221,067 as settlement of due to a related party of $238,828.
•	23,564,510 shares of common stock for $471,290 to AGEL Enterprise International Sdn Bhd, at a price of $0.02 per share.
•	2,698,377 shares of common stock at $0.50 per share for digital currency valued at $1,348,920

On July 6, 2018, three majority shareholders of the Company canceled a total of 2,000,000,000 shares of common stock without consideration for such cancelation.

During the year ended July 31, 2017, the Company issued common stock, as follows:

•	On January 6, 2017, the Company’s sole director entered into an agreement to convert the $10,009 of non-interest bearing, due on demand loans for a total of 10,009 shares of common stock.
•	On November 1, 2016, the Company issued 2,500,000,000 common shares to three individuals. A total of 1,000,000,000 shares were issued to the Company’s sole director. The price per share per the share issuance is $0.0001. As of July 31, 2018, an amount of $2,000 has been recorded as a contribution of capital from a related party, and the remaining $3,000 has been recorded as common stock subscribed.
·	26,696,250 shares of common stock for conversion of debt (see note 6)

As of July 31, 2018 and 2017, 695,865,164 and 2,546,354,700 shares of the Company’s common stock were issued and outstanding, respectively.